Schedule of Funding Commitment (Details)	Sep. 30, 2023 USD ($)
September 30, 2023 - $138,817 [Member]
Related Party Transaction [Line Items]
Total Funding Commitment	$ 138,817
Funding Commitment [Member]
Related Party Transaction [Line Items]
Total Funding Commitment	1,000,000
Funding Commitment [Member] | September 30, 2023 - $138,817 [Member]
Related Party Transaction [Line Items]
Total Funding Commitment	50,000
Funding Commitment [Member] | July 13, 2023 -$50,000 [Member]
Related Party Transaction [Line Items]
Total Funding Commitment	50,000
Funding Commitment [Member] | August 1, 2023 - $190,000 [Member]
Related Party Transaction [Line Items]
Total Funding Commitment	190,000
Funding Commitment [Member] | August 7, 2023 - $50,000 [Member]
Related Party Transaction [Line Items]
Total Funding Commitment	50,000
Funding Commitment [Member] | September 30, 2023 - $660,000 [Member]
Related Party Transaction [Line Items]
Total Funding Commitment	$ 660,000